Retirement Plans	12 Months Ended
Sep. 30, 2012
Retirement Plans

12. RETIREMENT PLANS

Defined Contribution Plans—The Company sponsors certain defined contribution employee savings plans that cover substantially all of the Company’s non-union employees. Under certain plans, the Company contributes a percentage of employee compensation and matches a portion of employee contributions. The cost recognized for such contributions for the years ended September 30, 2012, 2011 and 2010 was approximately $4.9 million, $3.5 million and $2.6 million, respectively.

Defined Benefit Pension Plans—The Company has four non-contributory defined benefit pension plans. The Company’s funding policy is to contribute actuarially determined amounts allowable under Internal Revenue Service regulations for the qualified plans. The Company uses a September 30th measurement date for its defined benefit pension plans.

The Company has three qualified, non-contributory defined benefit pension plans, which together cover certain union employees. One plan covers certain employees of a business acquired during the year ended September 30, 2012. The plans provide benefits of stated amounts for each year of service. The plan assets as of September 30, 2012 and 2011 were approximately $60.1 million and $6.7 million, respectively. The Company’s accumulated benefit obligation for these defined benefit pension plans at September 30, 2012 and 2011 was $62.9 million and $9.7 million, respectively. The total liability recognized at September 30, 2012 and 2011 was $4.7 million and $3.0 million, respectively. The net periodic pension cost recognized in the Consolidated Statements of Income for the years ended September 30, 2012, 2011, and 2010 was $0.6 million, $0.4 million, and $0.3 million, respectively.

The Company has a non-qualified, non-contributory defined benefit pension plan, which covers certain retired employees of a business acquired during the year ended September 30, 2011. The plan is unfunded and provides defined benefits based on the final average salary of the employees as defined in the plan. The projected benefit obligation for this defined benefit pension plan and the total liability recognized in the Consolidated Balance Sheet at September 30, 2012 and 2011 was approximately $9.5 million and $8.8 million, respectively. The net periodic pension cost recognized in the Consolidated Statements of Income relating to this plan was $0.4 million for the year ended September 30, 2012 and less than $0.1 million for the year ended September 30, 2011.